Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
February 29, 2024

Dates Covered
Collections Period	02/01/24 - 02/29/24
Interest Accrual Period	02/15/24 - 03/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/24	729,654,950.40	35,341
Yield Supplement Overcollateralization Amount 01/31/24	69,231,203.14	0
Receivables Balance 01/31/24	798,886,153.54	35,341
Principal Payments	27,357,163.25	555
Defaulted Receivables	931,916.01	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	65,808,970.30	0
Pool Balance at 02/29/24	704,788,103.98	34,747

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.27%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	8,721,041.38	352
Past Due 61-90 days	2,781,571.06	108
Past Due 91-120 days	784,585.09	26
Past Due 121+ days	0.00	0
Total	12,287,197.53	486

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	444,170.47
Aggregate Net Losses/(Gains) - February 2024	487,745.54
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.73%
Prior Net Losses/(Gains) Ratio	0.39%
Second Prior Net Losses/(Gains) Ratio	0.37%
Third Prior Net Losses/(Gains) Ratio	0.84%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	8,105,063.20
Actual Overcollateralization	8,105,063.20
Weighted Average Contract Rate	5.68%
Weighted Average Contract Rate, Yield Adjusted	10.38%
Weighted Average Remaining Term	50.98

Flow of Funds	$ Amount
Collections	31,533,813.00
Investment Earnings on Cash Accounts	15,802.71
Servicing Fee	(665,738.46)
Transfer to Collection Account	-
Available Funds	30,883,877.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,809,845.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	735,814.49
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,105,063.20
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,297,951.40

Total Distributions of Available Funds	30,883,877.25

Servicing Fee	665,738.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 02/15/24	721,263,918.47
Principal Paid	24,580,877.69
Note Balance @ 03/15/24	696,683,040.78

Class A-1
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-2a
Note Balance @ 02/15/24	166,605,225.19
Principal Paid	14,761,362.58
Note Balance @ 03/15/24	151,843,862.61
Note Factor @ 03/15/24	66.0190707%

Class A-2b
Note Balance @ 02/15/24	110,828,693.28
Principal Paid	9,819,515.11
Note Balance @ 03/15/24	101,009,178.17
Note Factor @ 03/15/24	66.0190707%

Class A-3
Note Balance @ 02/15/24	297,200,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	297,200,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-4
Note Balance @ 02/15/24	99,500,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	99,500,000.00
Note Factor @ 03/15/24	100.0000000%

Class B
Note Balance @ 02/15/24	31,390,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	31,390,000.00
Note Factor @ 03/15/24	100.0000000%

Class C
Note Balance @ 02/15/24	15,740,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	15,740,000.00
Note Factor @ 03/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,005,048.16
Total Principal Paid	24,580,877.69
Total Paid	27,585,925.85

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	728,897.86
Principal Paid	14,761,362.58
Total Paid to A-2a Holders	15,490,260.44

Class A-2b
SOFR Rate	5.32471%
Coupon	6.03471%
Interest Paid	538,770.88
Principal Paid	9,819,515.11
Total Paid to A-2b Holders	10,358,285.99

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8788674
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5487366
Total Distribution Amount	26.4276040

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.1691211
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	64.1798373
Total A-2a Distribution Amount	67.3489584

A-2b Interest Distribution Amount	3.5213783
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	64.1798373
Total A-2b Distribution Amount	67.7012156

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	29.93
Noteholders' Third Priority Principal Distributable Amount	640.34
Noteholders' Principal Distributable Amount	329.73

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/24	2,616,119.83
Investment Earnings	10,904.38
Investment Earnings Paid	(10,904.38)
Deposit/(Withdrawal)	-
Balance as of 03/15/24	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,390,867.36	$5,487,148.02	$5,803,877.98
Number of Extensions	155	194	201
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.66%	0.68%